Annual Total Returns- Mid-Cap 1.5x Strategy Fund (Class H) [BarChart] - Class H - Mid-Cap 1.5x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.85%)	24.49%	50.13%	11.72%	(5.58%)	29.26%	22.68%	(19.37%)	36.13%	9.87%